Supplemental Disaggregated Financial Information - Summary of Supplemental Disaggregated Financial Information on Geographic Basis (Detail) $ in Thousands, S/ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2016 CLP ($)	Mar. 31, 2016 PEN (S/)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Disclosure Of Geographical Areas [Line Items]
Revenues and Other Operating Income from continuing operations			$ 1,634,937,088	$ 1,659,727,329	$ 1,543,810,317
Revenues			1,599,032,140	1,639,959,815	1,539,977,511
Energy sales			1,457,671,722	1,516,688,442	1,474,818,366
Other sales			94,452,287	64,638,599	24,293,133
Other services rendered			46,908,131	58,632,774	40,866,012
Other operating income			35,904,948	19,767,514	3,832,806
Total raw materials and consumables			(903,978,006)	(895,060,114)	(880,891,223)
Energy purchases			(346,954,692)	(335,731,822)	(320,731,795)
Fuel consumption			(280,739,362)	(295,148,838)	(327,502,996)
Transportation expenses			(152,869,838)	(192,502,995)	(179,691,471)
Other miscellaneous supplies and services			(123,414,114)	(71,676,459)	(52,964,961)
Contribution Margin from continuing operations			730,959,082	764,667,215	662,919,094
Other work performed by the entity and capitalized			7,226,484	9,758,304	15,250,810
Employee benefits expense			(54,222,470)	(60,350,072)	(70,969,357)
Other expenses			(102,821,020)	(119,303,215)	(90,339,822)
GROSS OPERATING INCOME			581,142,076	594,772,232	516,860,725
Depreciation and amortization expense			(117,337,553)	(132,600,381)	(124,835,559)
Impairment losses (reversals of impairment losses) recognized in profit or loss			55,494	(30,785,531)	9,793,652
Operating Income from continuing operations			463,860,017	431,386,320	401,818,818
FINANCIAL RESULT			(36,610,248)	(35,678,632)	(114,252,183)
Total financial income			5,273,672	6,150,751	234,821
Income from deposits and other financial instruments			3,077,708	2,150,797	152,518
Other financial income			2,195,964	3,999,954	82,303
Financial costs			(50,851,829)	(55,701,778)	(64,206,719)
Bank borrowings			(261)	(2,033,835)	(129,350)
Secured and unsecured obligations			(42,708,253)	(44,268,489)	(51,697,708)
Other			(8,143,315)	(9,399,454)	(12,379,661)
Gains (losses) from indexed assets and liabilities			145,608	606,075	3,600,187
Foreign currency exchange differences			8,822,301	13,266,320	(53,880,472)
Positive			19,563,838	48,546,664	26,738,738
Negative			(10,741,537)	(35,280,344)	(80,619,210)
Share of profit (loss) of associates and joint ventures accounted for using the equity method			(2,696,904)	7,878,201	8,905,045
Total other gains, net			113,088,869	121,490,974	4,015,401
Gain (loss) from other investments			105,462,769	121,457,430	4,309,205
Gain (loss) from the sale of property, plant and equipment			7,626,100	33,544	(293,804)
INCOME BEFORE TAX			537,641,734	525,076,863	300,487,081
Income tax expense, continuing operations			(112,099,519)	(83,216,935)	(76,655,819)
NET INCOME FROM CONTINUING OPERATIONS			425,542,215	441,859,928	223,831,262
Profit after tax for the year from discontinued operations				79,572,445	411,189,551
NET PROFIT FOR THE YEAR			425,542,215	521,432,373	635,020,813
Shareholders of the parent company			418,453,814	472,558,428	392,868,115
Non-controlling interests			7,088,401	48,873,945	242,152,698
Net cash provided by operating activities			488,167,382	559,188,589	901,214,236
Net cash used in investing activities			(91,867,647)	(60,579,520)	(488,595,470)
Net cash provided by (used in) financing activities			(301,835,211)	(519,653,228)	(605,785,054)
Geography Eliminations [Member]
Disclosure Of Geographical Areas [Line Items]
Net cash provided by operating activities					(2,540,818)
Net cash used in investing activities					(114,333,695)
Net cash provided by (used in) financing activities					116,874,513
Chile [Member] | Reportable Geographical Components [Member]
Disclosure Of Geographical Areas [Line Items]
Revenues and Other Operating Income from continuing operations			1,634,937,088	1,659,727,329	1,543,810,317
Revenues			1,599,032,140	1,639,959,815	1,539,977,511
Energy sales			1,457,671,722	1,516,688,442	1,474,818,366
Other sales			94,452,287	64,638,599	24,293,133
Other services rendered			46,908,131	58,632,774	40,866,012
Other operating income			35,904,948	19,767,514	3,832,806
Total raw materials and consumables			(903,978,006)	(895,060,114)	(880,891,223)
Energy purchases			(346,954,692)	(335,731,822)	(320,731,795)
Fuel consumption			(280,739,362)	(295,148,838)	(327,502,996)
Transportation expenses			(152,869,838)	(192,502,995)	(179,691,471)
Other miscellaneous supplies and services			(123,414,114)	(71,676,459)	(52,964,961)
Contribution Margin from continuing operations			730,959,082	764,667,215	662,919,094
Other work performed by the entity and capitalized			7,226,484	9,758,304	15,250,810
Employee benefits expense			(54,222,470)	(60,350,072)	(70,969,357)
Other expenses			(102,821,020)	(119,303,215)	(90,339,822)
GROSS OPERATING INCOME			581,142,076	594,772,232	516,860,725
Depreciation and amortization expense			(117,337,553)	(132,600,381)	(124,835,559)
Impairment losses (reversals of impairment losses) recognized in profit or loss			55,494	(30,785,531)	9,793,652
Operating Income from continuing operations			463,860,017	431,386,320	401,818,818
FINANCIAL RESULT			(36,610,248)	(35,678,632)	(114,252,183)
Total financial income			5,273,672	6,150,751	234,821
Income from deposits and other financial instruments			3,077,708	2,150,797	152,518
Other financial income			2,195,964	3,999,954	82,303
Financial costs			(50,851,829)	(55,701,778)	(64,206,719)
Bank borrowings			(261)	(2,033,835)	(129,350)
Secured and unsecured obligations			(42,708,253)	(44,268,489)	(51,697,708)
Other			(8,143,315)	(9,399,454)	(12,379,661)
Gains (losses) from indexed assets and liabilities			145,608	606,075	3,600,187
Foreign currency exchange differences			8,822,301	13,266,320	(53,880,472)
Positive			19,563,838	48,546,664	26,738,738
Negative			(10,741,537)	(35,280,344)	(80,619,210)
Share of profit (loss) of associates and joint ventures accounted for using the equity method			(2,696,904)	7,878,201	8,905,045
Total other gains, net			113,088,869	121,490,974	4,015,401
Gain (loss) from other investments			105,462,769	121,457,430	4,309,205
Gain (loss) from the sale of property, plant and equipment			7,626,100	33,544	(293,804)
INCOME BEFORE TAX			537,641,734	525,076,863	300,487,081
Income tax expense, continuing operations			(112,099,519)	(83,216,935)	(76,655,819)
NET INCOME FROM CONTINUING OPERATIONS			425,542,215	441,859,928	223,831,262
Profit after tax for the year from discontinued operations				5,889,236	(5,111,984)
NET PROFIT FOR THE YEAR			425,542,215	447,749,164	218,719,278
Net cash provided by operating activities			488,167,382	490,177,558	433,106,626
Net cash used in investing activities			(91,867,647)	(34,631,759)	(132,241,285)
Net cash provided by (used in) financing activities			$ (301,835,211)	(388,561,440)	(302,477,643)
Argentina [Member] | Reportable Geographical Components [Member]
Disclosure Of Geographical Areas [Line Items]
Profit after tax for the year from discontinued operations				15,063,586	109,339,865
NET PROFIT FOR THE YEAR				15,063,586	109,339,865
Net cash provided by operating activities				13,638,776	71,449,572
Net cash used in investing activities				(5,901,336)	(50,193,057)
Net cash provided by (used in) financing activities				(17,813,237)	(18,352,756)
Colombia [Member] | Reportable Geographical Components [Member]
Disclosure Of Geographical Areas [Line Items]
Profit after tax for the year from discontinued operations				32,152,791	211,906,861
NET PROFIT FOR THE YEAR				32,152,791	211,906,861
Net cash provided by operating activities				47,055,127	254,539,609
Net cash used in investing activities				(16,448,412)	(159,371,575)
Net cash provided by (used in) financing activities				(90,476,446)	(259,847,758)
Peru [Member]
Disclosure Of Geographical Areas [Line Items]
Income tax expense, continuing operations	$ (116,053,255)	S/ (577)
Peru [Member] | Reportable Geographical Components [Member]
Disclosure Of Geographical Areas [Line Items]
Profit after tax for the year from discontinued operations				26,466,832	95,054,809
NET PROFIT FOR THE YEAR				26,466,832	95,054,809
Net cash provided by operating activities				8,317,128	144,659,247
Net cash used in investing activities				(3,598,013)	(32,455,858)
Net cash provided by (used in) financing activities				$ (22,802,105)	$ (141,981,410)